 Cash Account Trust                                                            1

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

           We are pleased to provide you with the Cash Account Trust semiannual report for the six-month period ended October 31, 1996.


Your Fund's management greatly appreciates your decision to invest in Cash Account Trust. During the past six months, each of the Fund's portfolios, Money Market, Government Securities and Tax-Exempt registered solid performance and achieved its objective of providing maximum current income.

ECONOMIC REVIEW AND OUTLOOK
Currently, economic statistics suggest a modestly slower pace of economic growth. Market participants have viewed this positively because inflationary pressures have not accelerated.

Nevertheless, our outlook suggests that the economy should continue to register sufficient growth, which should make the Federal Reserve increasingly concerned about the prospects for inflation and eventually lead to higher levels of interest rates.

Money market funds such as Cash Account Trust should offer the opportunity for attractive yields and continue to be an excellent place to invest your money.

Your Fund's management thanks you for the vote of confidence shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,


John W. Stuebe
Vice President and Portfolio Manager

November 13, 1996

John Stuebe is First Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Cash Account Trust. Mr. Stuebe holds a BS degree in finance from the University of Illinois and a MS degree in economics from DePaul University.

PORTFOLIO RESULTS
For the six months ended October 31, 1996, the Fund's three Portfolios had the following net annualized yields:

The Money Market Portfolio had a net annualized yield of 4.46%.

The Government Securities Portfolio had a net annualized yield of 4.58%.

The Tax-Exempt Portfolio had a net annualized yield of 2.81% and a tax-equivalent yield of 4.47%.

NOTES
An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Each Portfolio's net annualized yield for the six months ended October 31, 1996, is the annualized sum of the daily dividend rates for the period. The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

       Cash Account Trust                                                      2

       -------------------------------------------------------------------------
       MONEY MARKET PORTFOLIO
       Investments at October 31, 1996
       (Value in thousands)

       -------------------------------------------------------------------------

       CORPORATE OBLIGATIONS                               Value
       BANKING--4.6%
       ---------------------------------------------------------
       Credit Lyonnais N.A. Inc.
         5.49%, 1/22/97                                 $ 12,840
       ---------------------------------------------------------
       Sumitomo Bank Capital Markets, Inc.
         5.44%, 11/22/96                                   7,975
       ---------------------------------------------------------
                                                          20,815
       BUSINESS LOANS--17.1%
       ---------------------------------------------------------
       Astro Capital Corp.
         5.49%, 1/31/97                                   14,795
       ---------------------------------------------------------
       First Brands Commercial Inc.
         5.32%, 12/10/96                                   9,943
       ---------------------------------------------------------
   (a) Heller Financial, Inc.
         5.66%, 11/1/96                                    8,002
       ---------------------------------------------------------
       Madison Funding Corp.
         5.45%, 11/25/96                                   9,964
       ---------------------------------------------------------
       Oakland-Alameda County Coliseum, California
         5.34%, 12/16/96                                  10,000
       ---------------------------------------------------------
       Sigma Finance, Inc.
         5.50%, 12/9/96                                    6,960
       ---------------------------------------------------------
       Strategic Asset Funding Corp.
         5.48%, 1/31/97                                    7,891
       ---------------------------------------------------------
       WCP Funding Inc.
         5.43%, 11/18/96                                   9,975
       ---------------------------------------------------------
                                                          77,530
       CAPITAL AND EQUIPMENT LENDING--11.2%
       ---------------------------------------------------------
   (a) American Honda Finance Corporation
         5.43%, 11/4/96                                    4,999
       ---------------------------------------------------------
   (a) Caterpillar Financial Services Corp.
         5.36%, 11/29/96                                  15,000
       ---------------------------------------------------------
   (a) Chrysler Financial Corporation
         5.58%, 11/20/96                                   5,001
       ---------------------------------------------------------
       Ford Motor Credit Company
         5.84%, 4/8/97                                     5,042
       ---------------------------------------------------------
       IBM Credit Corp.
         5.26%, 2/28/97                                    7,993
       ---------------------------------------------------------
       Mitsubishi Motors Credit of America, Inc.
         5.49%, 1/13/97                                    9,890
       ---------------------------------------------------------
       SRD Finance Inc.
         5.76%, 1/9/97                                     2,967
       ---------------------------------------------------------
                                                          50,892

                                                           Value
       CAPTIVE BUSINESS LENDING--8.2%
       ---------------------------------------------------------
(a)(b) Capital One Funding Corp.
         5.42%, 11/7/96                                 $  9,107
       ---------------------------------------------------------
       Enterprise Funding Corp.
         5.31%, 12/3/96                                    9,953
       ---------------------------------------------------------
   (a) FINOVA Capital Corporation
         5.46%, 11/15/96                                   8,000
       ---------------------------------------------------------
       Sony Capital Corporation
         5.29%, 12/11/96                                   9,942
       ---------------------------------------------------------
                                                          37,002
       CONSUMER LENDING--4.0%
       ---------------------------------------------------------
   (a) Federal National Mortgage Association
         5.36%, 11/5/96                                    4,954
       ---------------------------------------------------------
   (a) Household International, Inc.
         5.68%, 11/27/96                                   5,005
       ---------------------------------------------------------
       Sears Roebuck Acceptance Corp.
         5.47%, 11/12/96                                   7,987
       ---------------------------------------------------------
                                                          17,946
       CONSUMER PRODUCTS AND SERVICES--2.2%
       ---------------------------------------------------------
       Coca-Cola Enterprises Inc.
         5.55%, 12/4/96                                    9,950
       ---------------------------------------------------------

       DIVERSIFIED FINANCE--9.3%
       ---------------------------------------------------------
       APEX Funding Corp.
         5.49%, 1/31/97                                    7,891
       ---------------------------------------------------------
   (a) CIT Group Holdings, Inc.
         5.37%, 11/1/96                                   14,691
       ---------------------------------------------------------
       Dynamic Funding Corporation
         5.41%, 11/20/96                                   9,972
       ---------------------------------------------------------
       STRAIT Capital Corporation
         5.48%, 1/31/97                                    9,863
       ---------------------------------------------------------
                                                          42,417
       FINANCIAL SERVICES--7.5%
       ---------------------------------------------------------
   (a) Bear Stearns Companies Inc.
         5.41% - 5.47%, 11/6/96 - 11/19/96                 8,000
       ---------------------------------------------------------
   (a) CS First Boston, Inc.
         5.43%, 11/13/96                                   3,500
       ---------------------------------------------------------
   (a) Goldman Sachs Group, L.P.
         5.43%, 11/25/96                                   8,000
       ---------------------------------------------------------
(a)(b) Lehman Brothers Holdings Inc.
         5.48%, 11/20/96                                   7,000
       ---------------------------------------------------------
       Salomon Inc.
         6.42%, 4/21/97                                    7,767
       ---------------------------------------------------------
                                                          34,267

    Cash Account Trust                                                         3
    ----------------------------------------------------------------------------
    MONEY MARKET PORTFOLIO
    Investments at October 31, 1996
    (Value in thousands)

    ----------------------------------------------------------------------------

                                                        Value
    STATE OBLIGATION--.5%
    ---------------------------------------------------------
(a) Texas, General Obligation
      5.39%, 11/7/96                                 $  2,255
    ---------------------------------------------------------

    UTILITIES--7.9%
    ---------------------------------------------------------
    Brazos River Authority, Texas
      5.36%, 12/10/96                                   8,000
    ---------------------------------------------------------
    Frontier Corporation
      5.32%, 11/14/96                                   9,981
    ---------------------------------------------------------
    Gulf Coast Waste Authority, Texas
      5.32%, 11/19/96                                  10,000
    ---------------------------------------------------------
    New Hampshire
    Industrial Development Authority
      5.36%, 12/10/96                                   8,000
    ---------------------------------------------------------
                                                       35,981
    ---------------------------------------------------------

    TOTAL CORPORATE OBLIGATIONS--72.5%
    (average maturity: 43 days)                       329,055
    ---------------------------------------------------------

    BANK OBLIGATIONS
    CERTIFICATES OF DEPOSIT--11.2%
(a) Bankers Trust Company
      5.40%, 11/1/96                                   12,992
    ---------------------------------------------------------
(a) Key Bank, N.A.
      5.39%, 11/13/96                                   9,996
    ---------------------------------------------------------
    MBNA America Bank N.A.
      5.47%, 1/16/97                                   10,000
    ---------------------------------------------------------
(a) Old Kent Bank
      5.45%, 11/1/96                                   18,000
    ---------------------------------------------------------
                                                       50,988
                                                        Value
(b) TIME DEPOSIT--2.2%
    Bank of Nova Scotia
      5.34%, 12/12/96                                $ 10,000
    ---------------------------------------------------------

    TOTAL BANK OBLIGATIONS--13.4%
    (average maturity: 21 days)                        60,988
    ---------------------------------------------------------

(c) REPURCHASE AGREEMENTS
    (Dated 9/96 and 10/96, collateralized by Federal
    Home Loan Mortgage Corporation and Federal
    National Mortgage Association securities)
    ---------------------------------------------------------
    CS First Boston, Inc.
    (held at The Chase Manhattan Bank, N.A.)
      5.30%, 12/23/96                                  15,000
    ---------------------------------------------------------
    Chase Securities, Inc.
    (held at The Chase Manhattan Bank, N.A.)
      5.32%, 12/4/96 - 12/11/96                        30,000
    ---------------------------------------------------------
    Nomura Securities International, Inc.
    (held at The Bank of New York)
      5.41%, 11/5/96 - 11/8/96                         20,000
    ---------------------------------------------------------

    TOTAL REPURCHASE AGREEMENTS--14.4%
    (average maturity: 31 days)                        65,000
    ---------------------------------------------------------

    U.S. TREASURY NOTES--.9%
    (average maturity: 91 days)
      5.04%, 1/31/97                                    4,023
    ---------------------------------------------------------

    TOTAL INVESTMENTS--101.2%
    (average maturity: 38 days)                       459,066
    ---------------------------------------------------------

    LIABILITIES, LESS OTHER ASSETS--(1.2)%             (5,284)
    ---------------------------------------------------------

    NET ASSETS--100%                                 $453,782
    ---------------------------------------------------------

    See accompanying Notes to Portfolios of Investments.

     Cash Account Trust                                                        4

    ----------------------------------------------------------------------------
    GOVERNMENT SECURITIES PORTFOLIO
    Investments at October 31, 1996
    (Value in thousands)

    ----------------------------------------------------------------------------

    U.S. TREASURY NOTES--3.6%                          Value
    (average maturity: 91 days)
      5.09%, 1/31/97                                $  8,046
    ---------------------------------------------------------
    SHORT-TERM NOTES
    (Issued or guaranteed by U.S. Government
    agencies or instrumentalities)
    ---------------------------------------------------------
(a) Export-Import Bank of the United States
    Kuwait Investment Authority
      5.57%, 11/15/96                                  7,797
    ---------------------------------------------------------
    Federal Home Loan Bank
(a)   5.63%, 11/2/96                                   7,200
      6.05%, 9/18/97                                   2,999
    ---------------------------------------------------------
    Federal Home Loan Bank
     Downey Savings & Loan
      5.58%, 11/14/96                                  2,096
    ---------------------------------------------------------
    Federal Home Loan Mortgage Corporation
(a)   5.76%, 11/25/96                                  3,997
      6.16%, 9/1/97                                    3,317
    ---------------------------------------------------------
    Federal National Mortgage Association
(a)   5.36%, 11/5/96                                  21,825
      6.10%, 9/3/97                                      996
    ---------------------------------------------------------
(a) Overseas Private Investment Corporation
    Omolon
      5.48%, 11/5/96                                   7,500
    ---------------------------------------------------------
(a) Student Loan Marketing Association
      5.37% - 5.62%, 11/5/96 - 6/30/97                59,402
    ---------------------------------------------------------
    TOTAL SHORT-TERM NOTES--53.2%
    (average maturity: 35 days)                      117,129
    ---------------------------------------------------------

                                                      Value
(c) REPURCHASE AGREEMENTS
    (Dated 9/96 and 10/96, collateralized by Federal
    Home Loan Mortgage Corporation, Federal National
    Mortgage Association and Government National
    Mortgage Association securities)
    ---------------------------------------------------------
    Bear, Stearns & Co. Inc.
      5.33%, 11/6/96 - 11/20/96                     $ 30,000
    ---------------------------------------------------------
    Chase Securities, Inc.
    (held at The Chase Manhattan Bank, N.A.)
      5.29%, 11/13/96                                 25,000
    ---------------------------------------------------------
    Goldman, Sachs & Co.
    (held at The Bank of New York)
      5.27%, 11/4/96                                   8,000
    ---------------------------------------------------------
    Lehman Government Securities Inc.
    (held at The Chase Manhattan Bank, N.A.)
      5.28%, 11/4/96                                  18,000
    ---------------------------------------------------------
    Nomura Securities International, Inc.
    (held at The Bank of New York)
      5.41%, 11/6/96                                  12,000
    ---------------------------------------------------------
    Salomon Brothers Inc.
    (held at The Bank of New York)
      5.41%, 11/4/96                                   1,000
    ---------------------------------------------------------
    TOTAL REPURCHASE AGREEMENTS--42.7%
    (average maturity: 8 days)                        94,000
    ---------------------------------------------------------
    TOTAL INVESTMENTS--99.5%
    (average maturity: 25 days)                      219,175
    ---------------------------------------------------------
    OTHER ASSETS, LESS LIABILITIES--.5%                  998
    ---------------------------------------------------------
    NET ASSETS--100%                                $220,173
    ---------------------------------------------------------

    See accompanying Notes to Portfolios of Investments.

     Cash Account Trust                                                        5

    ----------------------------------------------------------------------------
    TAX-EXEMPT PORTFOLIO
    Investments at October 31, 1996
    (Value in thousands)

    ----------------------------------------------------------------------------

(a) VARIABLE RATE DEMAND SECURITIES                 Value
    ARIZONA
    ----------------------------------------------------------
    Health Facilities Authority
      3.55%                                          $ 2,000
    ----------------------------------------------------------
    Maricopa County
    Pollution Control Revenue
      3.65%                                            1,000
    DISTRICT OF COLUMBIA
    ----------------------------------------------------------
    General Obligation
      3.70%                                            4,200
    FLORIDA
    ----------------------------------------------------------
    Housing Finance Authority
    Multi-Family Housing Revenue
      3.75%                                            1,000
    GEORGIA
    ----------------------------------------------------------
    Fulton County
    Development Authority
      3.65%                                            1,100
    ILLINOIS
    ----------------------------------------------------------
    Development Finance Authority
     Catholic Charities Housing
      3.60%                                            1,000
     Industrial Development Revenue
      4.05%                                            2,000
    ----------------------------------------------------------
    Health Facilities Authority
      3.60%                                            2,000
    INDIANA
    ----------------------------------------------------------
    Ossian
    Economic Development
      3.70%                                            1,000
    ----------------------------------------------------------
    Rockport
    Pollution Control Revenue
      3.60%                                            2,000
    MONTANA
    ----------------------------------------------------------
    Forsyth
    Pollution Control Revenue
      3.80%                                            1,000
    NORTH CAROLINA
    ----------------------------------------------------------
    Lenoir County
    Pollution Control Financing Authority
      3.70%                                            1,000
    ----------------------------------------------------------
    Medical Care Commission
    Hospital Revenue
      3.65%                                            1,250
    PENNSYLVANIA
    ----------------------------------------------------------
    Delaware Valley
    Regional Finance Authority
      3.65%                                            1,700
    ----------------------------------------------------------

                                                       Value
    Philadelphia
    Redevelopment Authority
      3.60%                                          $ 1,600
    TENNESSEE
    ----------------------------------------------------------
    Maury County
    Industrial Development Board
      3.90%                                            2,000
    ----------------------------------------------------------
    Smyrna Housing Association
    Multi-Family Housing Revenue
      3.90%                                            2,000
    UTAH
    ----------------------------------------------------------
    Springville
    Industrial Development Revenue
      3.45%                                            1,150
    VIRGINIA
    ----------------------------------------------------------
    Louisa County
    Industrial Development Authority
      3.65%                                            2,000
    WISCONSIN
    ----------------------------------------------------------
    Eau Claire
    Solid Waste Disposal Revenue
      3.70%                                            1,800
    ----------------------------------------------------------
    TOTAL VARIABLE RATE
    DEMAND SECURITIES--46.2%
    (average maturity: 5 days)                        32,800
    ----------------------------------------------------------
    OTHER SECURITIES
    ARIZONA
    ----------------------------------------------------------
    Salt River Project
    Agricultural Improvement and Power District
      3.60%, 11/14/96                                  3,000
    CALIFORNIA
    ----------------------------------------------------------
    Revenue Anticipation Warrants
      3.97%, 6/30/97                                     702
    COLORADO
    ----------------------------------------------------------
    Denver City and County
    Airport System Revenue
      3.80%, 11/12/96 - 11/14/96                       2,500
    ----------------------------------------------------------
    Platte River Power Authority
      3.65%, 2/12/97                                   1,000
    CONNECTICUT
    ----------------------------------------------------------
    Mashantucket (Western) Pequot Tribe
      3.60%, 12/18/96                                  1,800
    ----------------------------------------------------------

 Cash Account Trust                                                            6
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at October 31, 1996
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
GEORGIA
----------------------------------------------------------
Municipal Electric Authority
    3.70%, 11/8/96                                 $ 1,500
ILLINOIS
----------------------------------------------------------
Development Finance Authority
    3.60%, 11/8/96                                   1,500
----------------------------------------------------------
Educational Facilities Authority
    3.60%, 11/13/96                                  2,610
INDIANA
----------------------------------------------------------
Bond Bank
Advance Funding Program Notes
    3.50%, 1/9/97                                    1,002
----------------------------------------------------------
Gary
Environmental Improvement Revenue
    3.70%, 2/13/97                                   1,000
----------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.55%, 11/15/96                                  3,000
KANSAS
----------------------------------------------------------
Burlington
Pollution Control and Improvement Revenue
    3.65%, 2/12/97                                   1,000
KENTUCKY
----------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.70%, 12/12/96                                  1,000
NEW YORK
----------------------------------------------------------
General Obligation
    3.65%, 11/12/96                                  1,800
----------------------------------------------------------
Nassau County
Revenue Anticipation Notes
    3.40%, 3/5/97                                    1,001
NORTH CAROLINA
----------------------------------------------------------
Municipal Power Agency
    3.60% - 3.65%, 11/13/96 - 11/15/96               2,000
----------------------------------------------------------
PENNSYLVANIA
----------------------------------------------------------
Philadelphia School District
Tax and Revenue Anticipation Notes
    4.00%, 6/30/97                                     803
----------------------------------------------------------
                                                    Value
Venango
Industrial Development Authority
    3.65%, 12/9/96                                 $ 2,500
TEXAS
----------------------------------------------------------
Municipal Power Agency
    3.55%, 12/12/96                                  1,500
----------------------------------------------------------
Public Finance Authority
    3.60%, 11/14/96                                  1,000
----------------------------------------------------------
San Antonio
Electric and Gas Systems
    3.60%, 11/14/96                                  2,000
----------------------------------------------------------
Tax and Revenue Anticipation Notes
    3.95%, 8/29/97                                     503
UTAH
----------------------------------------------------------
Intermountain Power Agency
    3.55%, 12/16/96                                  1,000
VIRGINIA
----------------------------------------------------------
Chesapeake
Industrial Development Authority
    3.70%, 12/11/96                                  1,000
----------------------------------------------------------
Chesterfield
Industrial Development Authority
    3.60%, 11/15/96                                  1,500
----------------------------------------------------------
TOTAL OTHER SECURITIES--53.9%
(average maturity: 43 days)                         38,221
----------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(average maturity: 26 days)                         71,021
----------------------------------------------------------
LIABILITIES, LESS CASH AND OTHER ASSETS--(.1)%         (45)
----------------------------------------------------------
NET ASSETS--100%                                   $70,976
----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            7

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at October 31, 1996. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At October 31, 1996, the aggregate value of illiquid securities was $26,107,000 in the Money Market Portfolio, which represented 5.8% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                            8

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1996
(in thousands)

--------------------------------------------------------------------------------

                                                                             MONEY           GOVERNMENT
                                                                            MARKET           SECURITIES         TAX-EXEMPT
ASSETS                                                                     PORTFOLIO         PORTFOLIO           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                                    $ 394,066           125,175             71,021
---------------------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                       65,000            94,000                 --
---------------------------------------------------------------------------------------------------------------------------
Cash                                                                              --                --                468
---------------------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                                     1,439             1,982                371
---------------------------------------------------------------------------------------------------------------------------
  Securities sold                                                                 --                --              6,315
---------------------------------------------------------------------------------------------------------------------------
    Total assets                                                             460,505           221,157             78,175
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Cash overdraft                                                                 5,730               449                 --
---------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                      556               282                 55
---------------------------------------------------------------------------------------------------------------------------
  Securities purchased                                                            --                --              7,100
---------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                  64                22                  2
---------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                                      236               110                 29
---------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                          93                49                  8
---------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                        44                72                  5
---------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                          6,723               984              7,199
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                $ 453,782           220,173             70,976
---------------------------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
---------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                           453,782           220,173             70,976
---------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                                 $1.00              1.00               1.00
---------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                            9

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six months ended October 31, 1996
(in thousands)

--------------------------------------------------------------------------------

                                                                       MONEY                GOVERNMENT
                                                                       MARKET               SECURITIES            TAX-EXEMPT
                                                                     PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                                    ---------------------------------------------------------
INTEREST INCOME                                                       $ 13,119                 5,556                 1,271
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                           508                   226                    75
-----------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                              1,429                   603                   175
-----------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                   443                   138                    48
-----------------------------------------------------------------------------------------------------------------------------
  Registration costs                                                        86                    82                    46
-----------------------------------------------------------------------------------------------------------------------------
  Professional fees                                                         15                     6                     3
-----------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                   23                    10                     4
-----------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                  16                     8                     4
-----------------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                                 2,520                 1,073                   355
-----------------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                          (119)                 (161)                  (73)
-----------------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Portfolio                             2,401                   912                   282
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   10,718                 4,644                   989
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                        (1,416)                   --                    --
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                         1,416                    --                    --
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  $ 10,718                 4,644                   989
-----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Six months ended October 31, 1996 and year ended April 30, 1996
(in thousands)

--------------------------------------------------------------------------------

                                                           MONEY MARKET               GOVERNMENT                TAX-EXEMPT
                                                            PORTFOLIO            SECURITIES PORTFOLIO            PORTFOLIO
                                                     OCTOBER 31,   APRIL 30,    OCTOBER 31,   APRIL 30,   OCTOBER 31,   APRIL 30,
                                                        1996          1996         1996         1996         1996         1996
                                                     ----------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
Net investment income                                 $  10,718        20,031        4,644       8,773           989       2,208
---------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                        (1,416)           --           --          --            --          --
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation                         1,416          (590)          --          --            --          --
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from investment manager                 --           590           --          --            --          --
---------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income    (10,718)      (20,031)      (4,644)     (8,773 )        (989)     (2,208 )
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and
number of shares are the same):
Shares sold                                             900,953     1,341,848      363,423     684,586       125,009     256,475
---------------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               10,592        20,087        4,549       8,850           980       2,221
---------------------------------------------------------------------------------------------------------------------------------
                                                        911,545     1,361,935      367,972     693,436       125,989     258,696
Shares redeemed                                        (912,788)   (1,285,461)    (337,718)   (641,537 )    (121,994)   (259,463 )
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions and total increase (decrease) in net
assets                                                   (1,243)       76,474       30,254      51,899         3,995        (767 )
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                     455,025       378,551      189,919     138,020        66,981      67,748
---------------------------------------------------------------------------------------------------------------------------------
End of period                                         $ 453,782       455,025      220,173     189,919        70,976      66,981
---------------------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           10

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Account Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all taxable realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended October 31, 1996.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the six months ended October 31, 1996, the Fund incurred management fees of $809,000.

DISTRIBUTION AGREEMENT
The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of .60% of average daily net assets for the Money Market and Government Securities Portfolios and .50% of average daily net assets for the Tax-Exempt Portfolio. For the six months ended October 31, 1996, the Fund incurred distribution fees of $2,207,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such

 Cash Account Trust                                                           11
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firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .60% for the Money Market and Government Securities Portfolios, and .50% for the Tax-Exempt Portfolio. During the six months ended October 31, 1996, KDI paid fees of $2,206,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $566,000 for the six months ended October 31, 1996.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the six months ended October 31, 1996, the Fund made no payments to its officers and incurred trustees' fees of $14,000 to independent trustees.

EXPENSE ABSORPTION
ZKI has agreed to temporarily waive its management fee and absorb operating expenses of a Portfolio to the extent that they exceed the following percentages of average daily net assets: Money Market Portfolio (1.00%), Government Securities Portfolio (.90%) and Tax-Exempt Portfolio (.80%). Under this arrangement, ZKI absorbed expenses of $353,000 during the six months ended October 31, 1996.

 Cash Account Trust                                                           12

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FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                Six months
                                                                   ended
                                                                October 31,                  Year ended April 30,
                     MONEY MARKET PORTFOLIO                        1996           1996         1995         1994         1993
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $1.00          1.00         1.00         1.00        1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                           .02           .05          .04          .02         .02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $1.00          1.00         1.00         1.00        1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         2.27%         4.96         4.38         2.42        2.65
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                         1.00%         1.00          .99          .93         .84
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 4.46%         4.83         4.54         2.48        2.59
------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                              1.05%         1.05         1.05         1.20        1.36
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 4.41%         4.78         4.48         2.21        2.07
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                       $ 453,782       455,025      378,551      156,153      34,267
------------------------------------------------------------------------------------------------------------------------------

NOTE:
The Money Market Portfolio's total returns for the years ended April 30, 1996 and 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.80% and 4.16%, respectively.

                                                                 Six months
                                                                    ended
                                                                 October 31,                  Year ended April 30,
                 GOVERNMENT SECURITIES PORTFOLIO                    1996           1996         1995         1994        1993
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $1.00          1.00         1.00        1.00        1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                            .02           .05          .04         .02         .02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $1.00          1.00         1.00        1.00        1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                          2.33%         5.01         4.37        2.49        2.65
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                           .90%          .90          .90         .84         .79
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  4.58%         4.88         4.66        2.47        2.63
------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                               1.06%         1.06         1.05        1.22        1.18
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  4.42%         4.72         4.51        2.09        2.24
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                        $ 220,173       189,919      138,020      30,829      28,963
------------------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           13

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                       Six months
                                                          ended
                                                       October 31,                        Year ended April 30,
TAX-EXEMPT PORTFOLIO                                      1996              1996           1995           1994           1993
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                       $1.00             1.00           1.00           1.00           1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                 .01              .03            .03            .02            .02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $1.00             1.00           1.00           1.00           1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                               1.43%            3.16           2.80           1.84           2.13
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                .80%             .78            .76            .74            .71
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       2.81%            3.10           3.00           1.82           2.09
------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                    1.01%             .98            .93           1.20           1.39
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       2.60%            2.90           2.83           1.36           1.41
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)               $70,976           66,981         67,748         16,991         10,014
------------------------------------------------------------------------------------------------------------------------------

NOTE FOR ALL PORTFOLIOS:

ZKI has agreed to temporarily waive certain operating expenses. The Other Ratios to Average Net Assets are computed without this expense waiver.

 Cash Account Trust                                                           14

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Notes

--------------------------------------------------------------------------------

                                         CASH ACCOUNT
                                         TRUST

                                         SEMIANNUAL
                                         REPORT
                                         OCTOBER 31, 1996

This report is not to be distributed unless preceded or accompanied by a prospectus.

INVESTMENT MANAGER
Zurich Kemper Investments, Inc.

PRINCIPAL UNDERWRITER
Kemper Distributors, Inc.
222 South Riverside Plaza, Chicago, IL 60606

1024900 11/96                    (LOGO)

            Printed on recycled paper.